Offerings - Offering: 1	Aug. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	1.53
Maximum Aggregate Offering Price	$ 22,950,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,169.40
Offering Note	Represents an aggregate of 15,000,000 Ordinary Shares issuable upon exercise of stock options, restricted stock awards, or otherwise granted, or to be granted pursuant to the Bit Digital, Inc. 2026 Omnibus Equity Incentive Plan (the “Plan”).

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also includes an indeterminable number of Ordinary Shares which may become issuable pursuant to the anti-dilution provisions of the Plan.

Any Ordinary Shares covered by an option or award granted under the Plan that is forfeited, canceled or expires (whether voluntarily or involuntarily) will be deemed not to have been issued for purposes of determining the maximum aggregate number of Ordinary Shares that may be issued under the Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h)(1) and Rule 457(c) under the Securities Act, based upon the last sale price of the Registrant’s Ordinary Shares, as reported on the Nasdaq Capital Market on August 21, 2026.